Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date the financial statements were issued. There were no items not otherwise disclosed which would have materially impacted the Company’s consolidated financial statements.